NATHANIEL SEGAL ATTORNEY AT LAW nsegal@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES

June 18, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen New Jersey Dividend Advantage Municipal Fund (the “Registrant”);
File No. 333-194142

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-14 (the “Pre-Effective Amendment No. 2”) relating to the issuance of common shares and MuniFund Term Preferred Shares (“MTP Shares”) in connection with the reorganizations of Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc. and Nuveen New Jersey Dividend Advantage Municipal Fund 2 (each, a “Target Fund” and together with the Registrant, the “Funds” and each, a “Fund”) into the Registrant (the “Reorganizations”).

Pre-Effective Amendment No. 2 incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on February 26, 2014 (the “Registration Statement”), as amended by Pre-Effective Amendment No. 1 to the Registration Statement filed on May 19, 2014 in response to comments provided telephonically by the staff of the Securities and Exchange Commission to Vedder Price P.C. on June 17-18, 2014, as addressed in separate correspondence to the staff and to make certain immaterial edits and incorporate additional information required by the form.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours,

/s/Nathaniel Segal